Summary of Significant Accounting Policies (Details 5) (USD $)	3 Months Ended								12 Months Ended					12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jan. 01, 2009 Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts	Dec. 31, 2011 Previously Reported	Dec. 31, 2010 Previously Reported	Dec. 31, 2009 Previously Reported
Effect of adoption
Decrease in Shareholders' equity on adoption of new accounting guidance associated with acquiring or renewing insurance contracts													$ 520,000,000
Amortization of DAC									3,971,000,000	3,807,000,000	4,436,000,000			4,233,000,000	4,034,000,000	4,754,000,000
Operating costs and expenses									3,739,000,000	3,542,000,000	3,281,000,000			3,468,000,000	3,281,000,000	3,007,000,000
(Loss) gain on disposition of operations									(7,000,000)	19,000,000	15,000,000			(15,000,000)	11,000,000	7,000,000
Income tax expense									172,000,000	189,000,000	412,000,000			172,000,000	189,000,000	394,000,000
Net income	712,000,000	175,000,000	(624,000,000)	524,000,000	293,000,000	361,000,000	137,000,000	120,000,000	787,000,000	911,000,000	888,000,000			788,000,000	928,000,000	854,000,000
Net income per share - Basic (in dollars per share)	$ 1.41	$ 0.34	$ (1.19)	$ 0.99	$ 0.54	$ 0.67	$ 0.25	$ 0.22	$ 1.51	$ 1.69	$ 1.65			$ 1.51	$ 1.72	$ 1.58
Net income per share - Diluted (in dollars per share)	$ 1.40	$ 0.34	$ (1.19)	$ 0.98	$ 0.54	$ 0.67	$ 0.25	$ 0.22	$ 1.50	$ 1.68	$ 1.64			$ 1.51	$ 1.71	$ 1.58
DAC	3,871,000,000				4,180,000,000				3,871,000,000	4,180,000,000	4,753,000,000	7,815,000,000		4,443,000,000	4,769,000,000
Deferred income taxes	722,000,000				999,000,000				722,000,000	999,000,000				520,000,000	784,000,000
Reserve for life-contingent contract benefits	14,406,000,000				13,450,000,000				14,406,000,000	13,450,000,000				14,449,000,000	13,482,000,000
Other liabilities and accrued expenses	5,978,000,000				5,621,000,000				5,978,000,000	5,621,000,000				5,929,000,000	5,564,000,000
Retained income	31,909,000,000				31,558,000,000				31,909,000,000	31,558,000,000				32,321,000,000	31,969,000,000
Unrealized adjustment to DAC, DSI and insurance reserves	(467,000,000)				49,000,000				(467,000,000)	49,000,000				(504,000,000)	36,000,000
Unrealized foreign currency translation adjustments	$ 56,000,000				$ 68,000,000				$ 56,000,000	$ 68,000,000				$ 57,000,000	$ 69,000,000